Property and Equipment	3 Months Ended
Mar. 31, 2014
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 3 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at March 31, 2014 and December 31, 2013 and 2012:

	Useful Life	March 31, 2014	December 31, 2013	December 31, 2012
Lab equipment and instruments	4-6	$202,632	$194,143	$194,143
Computer equipment	4-6	110,898	66,493	66,493
		313,530	260,636	260,636
Less Accumulated Depreciation		(273,070)	(260,636)	(257,930)
Net Property and Equipment		$40,460	$-	2,706

Depreciation expense amounted to $1,038 and $788 for the three month period ended March 31, 2014 and 2013, respectively. Depreciation expense amounted to $2,706 and $4,477, for the year ended December 31, 2013 and 2012, respectively. The Company’s property and equipment is held as collateral on the notes payable related party.